Dreyfus New York Tax Exempt Bond Fund, Inc.

Dreyfus New York AMT-Free Municipal Money Market Fund

Incorporated herein by reference are revised versions of the Prospectuses for Dreyfus New York Tax Exempt Bond Fund and Dreyfus New York AMT-Free Municipal Money Market Fund, each dated October 1, 2014, As Revised November 21, 2014 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 21, 2014 (SEC Accession No. 0000723765-14-000024).